Schedule of Investments - Virtus Biotech ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Health Care - 99.8%
ACADIA Pharmaceuticals, Inc.*	64,350	$1,664,735
ADMA Biologics, Inc.*	165,305	1,398,480
Agios Pharmaceuticals, Inc.*(1)	46,067	1,382,931
Alnylam Pharmaceuticals, Inc.*	4,798	986,085
Amgen, Inc.	3,820	1,471,311
Arcutis Biotherapeutics, Inc.*	55,666	1,495,189
Ardelyx, Inc.*	238,515	1,180,649
Arrowhead Pharmaceuticals, Inc.*	18,212	1,541,646
Ascendis Pharma A/S (Denmark)*	6,224	1,518,096
Aurinia Pharmaceuticals, Inc. (Canada)*	85,786	1,276,496
Axsome Therapeutics, Inc.*	5,319	1,159,489
BeOne Medicines Ltd.*(2)	5,132	1,621,763
BioCryst Pharmaceuticals, Inc.*	155,993	1,400,817
Biogen, Inc.*	6,785	1,377,016
BioMarin Pharmaceutical, Inc.*	24,255	1,455,785
BioNTech SE (Germany)*(2)	14,989	1,357,704
Bridgebio Pharma, Inc.*	20,315	1,627,028
Crinetics Pharmaceuticals, Inc.*	39,373	3,288,433
CRISPR Therapeutics AG (Switzerland)*	27,251	1,307,776
Cytokinetics, Inc.*	19,346	1,492,157
Denali Therapeutics, Inc.*	62,658	1,442,387
Exelixis, Inc.*	25,544	1,354,598
Geron Corp.*	1,180,129	1,522,366
Gilead Sciences, Inc.	10,807	1,407,180
Halozyme Therapeutics, Inc.*	19,528	1,611,841
Harmony Biosciences Holdings, Inc.*	39,383	1,387,857
ImmunityBio, Inc.*(1)	191,148	1,370,531
Immunocore Holdings PLC (United Kingdom)*(2)	46,863	1,584,438
Incyte Corp.*	12,506	1,494,717
Insmed, Inc.*	13,870	1,367,582
Ionis Pharmaceuticals, Inc.*	18,522	958,884
Iovance Biotherapeutics, Inc.*(1)	332,635	1,353,825
Ironwood Pharmaceuticals, Inc.*	371,823	1,572,811
Kiniksa Pharmaceuticals International PLC*	26,155	1,944,363
Krystal Biotech, Inc.*	4,269	1,456,241
Kura Oncology, Inc.*	149,961	1,351,149
Legend Biotech Corp.*(1)(2)	37,834	701,821
Ligand Pharmaceuticals, Inc.*(1)	5,310	1,526,837
Liquidia Corp.*	19,053	1,602,548
Madrigal Pharmaceuticals, Inc.*(1)	2,824	1,319,712
Mirum Pharmaceuticals, Inc.*	13,661	1,447,383
Moderna, Inc.*	27,191	1,490,611
Neurocrine Biosciences, Inc.*	8,494	1,416,799
Novavax, Inc.*	152,832	1,118,730
Nuvation Bio, Inc.*(1)	275,843	1,746,086
Omeros Corp.*(1)	155,369	1,839,569
Omniab, Inc. - $12.50 Earnout*(3)	1,295	—
Omniab, Inc. - $15.00 Earnout*(3)	1,295	—
Phathom Pharmaceuticals, Inc.*	130,873	1,145,139
Precigen, Inc.*(1)	304,977	1,912,206
Protagonist Therapeutics, Inc.*	12,363	1,689,280
PTC Therapeutics, Inc.*	18,062	1,228,397
Regeneron Pharmaceuticals, Inc.	2,218	1,691,513
Rhythm Pharmaceuticals, Inc.*	15,357	1,524,182
Rigel Pharmaceuticals, Inc.*	41,313	1,520,732
Roivant Sciences Ltd.*	45,179	1,532,020
Sarepta Therapeutics, Inc.*(1)	88,646	1,317,280
Syndax Pharmaceuticals, Inc.*	74,364	1,416,634
Tarsus Pharmaceuticals, Inc.*	21,906	1,293,330
TG Therapeutics, Inc.*(1)	27,407	1,425,986
Theravance Biopharma, Inc.*(1)	81,560	1,375,102

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Travere Therapeutics, Inc.*	26,078	$1,457,499
Ultragenyx Pharmaceutical, Inc.*	55,734	1,388,334
United Therapeutics Corp.*	2,487	1,287,545
Verastem, Inc.*	331,013	1,919,875
Vertex Pharmaceuticals, Inc.*	3,052	1,456,109
Xeris Biopharma Holdings, Inc.*	199,875	1,614,990
Zai Lab Ltd. (China)*(2)	79,505	1,452,556
Zymeworks, Inc.*	59,315	1,301,371
Total Health Care		98,344,532
Total Common Stocks
(Cost $87,803,688)		98,344,532
SECURITIES LENDING COLLATERAL - 0.7%
Money Market Fund - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(4)(5)
(Cost $698,171)	698,171	698,171

TOTAL INVESTMENTS - 100.5%
(Cost $88,501,859)		99,042,703
Liabilities in Excess of Other Assets - (0.5)%		(498,741)
Net Assets - 100.0%		$98,543,962

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $13,822,326; total market value of collateral held by the Fund was $14,525,917. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $13,827,746.
(2) (3)

American Depositary Receipts.

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the schedule of Investments.

(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2026.

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Health Care	99.8%
Money Market Fund	0.7%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Schedule of Investments - Virtus Biotech ETF (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$98,344,532	$—	$—	(1)	$98,344,532
Money Market Fund	698,171	—	—		698,171
Total	$99,042,703	$—	$—		$99,042,703

(1) Includes internally fair valued securities currently priced at zero ($0).

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2026.